Explanatory Note

The definitive form of Registrant’s Prospectus and Statement of Additional Information was filed on December 14, 2011 pursuant to paragraph (c) of Rule 497 of the Securities Act of 1933, as amended. The purpose of this filing is to correct the Inception Date of Class from 6/30/2005 to 6/30/2000 in the Average Annual Total Returns chart on page 16 of the Prospectus.

Diamond Hill Long-Short Fund
Average Annual Total Returns as of 12/31/10
After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. Because Class Y Shares have not commenced operations as of the date of this prospectus, the table shows the performance of the Fund’s Class A Shares. After-tax returns for Class Y shares will vary from the after-tax returns for other share classes.
Average Annual Total Returns Diamond Hill Long-Short Fund	Column	Label	Inception Date of Class	One Year	Five Year	Ten Year
Before Taxes Class A	Class A	Before Taxes	Jun. 30, 2000	(5.30%)	0.55%	5.48%
Return after Taxes on Distributions Class A	Class A	Return after Taxes on Distributions	Jun. 30, 2000	(5.30%)	0.07%	5.13%
Return after Taxes on Distributions and Sales of Fund Shares Class A	Class A	Return after Taxes on Distributions and Sales of Fund Shares	Jun. 30, 2000	(3.44%)	0.27%	4.64%
Russell 1000 Index		Russell 1000 Index	Jun. 30, 2000	16.10%	2.59%	1.83%

Russell 1000 is a widely recognized unmanaged market-capitalization weighted index measuring the performance of the 1,000 largest U.S. companies, based on total market capitalization basis. The Russell 1000 does not take into account the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. You cannot invest directly in an index. Unlike mutual funds, the index does not incur expenses. If expenses were deducted, the actual returns of this index would be lower.